Equity (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of Equity [Abstract]
Disclosure of detailed information about number of shares issued [text block]
No of shares

	March 31, 2023	March 31, 202 2
Issued as of April 01	182,742,369	182,238,069
Issued for cash	-	-
Issued for consideration other than cash	-	-
Exercise of share options	93,000	504,300
Issued as of March 31	182,835,369	182,742,369
Value (₹) (‘000)	1,828,354	1,827,424

Summary of fully paid compulsorily convertible debentures
	2023	202 2

Compulsorily convertible Debentures issued to Kotak Special Securities Fund	2,000,000	-

	2,000,000	-